GOVERNMENTAL SUPPORT (Narrative) (Details) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
The Netherlands [Member]
Payroll support amount		€ 18,135	$ 22,608	€ 17,619	$ 21,645
Accumulated debt to tax authorities		€ 33,456		20,796		$ 38,011		$ 25,548
United States [Member]
Line of credit, borrowing capacity							$ 10,000
Germany [Member]
Payroll support, percentage		60.00%	60.00%
Debt to VAT				€ 5,462				$ 6,710
Subsequent Event [Member] | The Netherlands [Member]
Payroll support amount | €	€ 4,556
American subsidiary [Member]
Payroll support amount			$ 15,918		13,680
Reduction of labor expenses			$ 16,925		$ 12,672